Shareholder Report, Line Graph (Details) WE0000000002527A_Dimensional Emerging Markets Sustainability Core 1 ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2025
Dimensional Emerging Markets Sustainability Core 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional Emerging Markets Sustainability Core 1 ETF – NAV
Accumulated Value	$ 13,979	$ 11,254	$ 10,000	$ 17,408
MSCI Emerging Markets IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets IMI Index (net div.)
Accumulated Value	$ 13,676	$ 10,933	$ 10,000	$ 17,246